Document and Entity Information Document	Mar. 26, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Mar. 26, 2023
Document Period End Date	Mar. 26, 2023
Amendment Flag	false
Entity Registrant Name	The Alkaline Water Company Inc.
Entity Address, Address Line One	8541 E. Anderson Drive, Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Country	US
Entity Address, Postal Zip Code	85255
Entity Incorporation, State Country Name	NV
City Area Code	480
Local Phone Number	656-2423
Entity File Number	001-38754
Entity Central Index Key	0001532390
Entity Emerging Growth Company	false
Entity Tax Identification Number	99-0367049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	WTER
Security Exchange Name	NASDAQ